UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                               ---------------

Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         University of Notre Dame du Lac
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Address:      Investment Office
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              Eddy Street Commons at Notre Dame
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              1251 N. Eddy Street, Suite 400
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              South Bend, IN 46617-1403
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Form 13F File Number:     28- 13336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott C. Malpass
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Ttle:     Vice President and Chief Investment Officer
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Phone:   (574) 631-6593
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Signature, Place, and Date of Signing:

           /s/ Scott C. Malpass     South Bend, Indiana     4/30/2010

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            [Signature]            [City, State]             [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                     0
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Form 13F Information Table Entry Total:                3
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Form 13F Information Table Value Total:         $186,555
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                                             (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



FORM 13F INFORMATION TABLE

Column 1          Column 2               Column 3     Column 4    Column 5                  Column 6      Column 7          Column 8
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                                                      Value      Shrs or Prn   Sh/  Put/   Investment     Other

Name of Issuer        Title of Class     CUSIP      (X$1000)       Amt         Prn  Call   Discretion    Managers
                                                                                                               Sole   Shared    None
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SPDR Gold Trust       GOLD SHS          78463V107    65,439      600,635      SH            Sole              600.635
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VANGUARD INTL         ALLWRLD
EQUITY INDEX F        EX US             922042775    60,403    1,359,200      SH           Sole             1,359,200
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                      STK MRK
VANGUARD INDEX FDS    ETF               922908769    60,713    1,018,846      SH           Sole             1,018,846
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